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                   FIRST METLIFE INVESTORS INSURANCE COMPANY

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                               PRIMELITE III/SM/
                                PRIMELITE IV/SM/

                       SUPPLEMENT DATED NOVEMBER 21, 2013
                      TO THE PROSPECTUS (AS SUPPLEMENTED)

By supplement dated October 18, 2013 we informed you that First MetLife Investors Insurance Company (the "Company") had filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds"). That supplement contained a typographical error that incorrectly indicated that Class A shares, rather than Class B shares, of the Clarion Global Real Estate Portfolio would replace Class I shares of the UIF U.S. Real Estate Portfolio. Accordingly, the following replaces the corresponding information that appeared in the October 18, 2013 supplement:

EXISTING FUND AND CURRENT ADVISER           REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)

UIF U.S. Real Estate Portfolio - Class I    Clarion Global Real Estate Portfolio - Class B
-----------------------------------------   ----------------------------------------------
Morgan Stanley Investment Management Inc.   CBRE Clarion Securities LLC
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Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.